UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7435

Legg Mason Partners Lifestyle Series, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: January 31

Date of reporting period: January 31, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Legg Mason Partners
Lifestyle Series, Inc.

Legg Mason Partners
Variable Lifestyle
Allocation 85%

Legg Mason Partners
Variable Lifestyle
Allocation 70%

Legg Mason Partners
Variable Lifestyle
Allocation 50%

A N N U A L   R E P O R T

JANUARY 31, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Letter from the Chairman
R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

U.S. economic growth was mixed during the 12-month reporting period. After gross domestic product (“GDP”)[i] increased 1.7% in the fourth quarter of 2005, the economy then rebounded sharply in the first quarter of 2006. Over this period, GDP rose 5.6%, its highest reading since the third quarter of 2003. In the second quarter of 2006, GDP growth was 2.6% and it further moderated to 2.0% in the third quarter. The economy then strengthened somewhat in the fourth quarter due, in part, to increased consumer spending. Over this time, the preliminary estimate for GDP growth was 2.2%.

After increasing the federal funds rateii to 5.25% in June—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii paused from raising rates at its next five meetings. In its statement accompanying the January 2007 meeting, the Fed stated, “Recent indicators have suggested somewhat firmer economic growth, and some tentative signs of stabilization have appeared in the housing market. Readings on core inflation have improved modestly in recent months, and inflation pressures seem likely to moderate over time.”

After treading water during the first half of 2006, stocks rallied sharply and generated strong results during the second half of the reporting period. Early in 2006, continued Fed rate hikes, record high oil prices and uncertainty about the economy dragged down the stock market. However, oil prices then retreated, the economy began to weaken and the Fed held rates steady. These factors, combined with continued strong corporate profits, propelled the market higher. All told, the S&P 500 Indexiv returned 14.53% during the 12 months ended January 31, 2007.

Legg Mason Partners Lifestyle Series, Inc.	I

During the reporting period, short- and long-term Treasury yields experienced periods of significant volatility. After peaking in late June 2006—with two- and 10-year Treasuries hitting 5.29% and 5.25%, respectively—rates fell sharply as the Fed paused from its tightening cycle. However, toward the end of the reporting period, yields again moved higher on the back of strong employment data and expectations that the Fed would not be lowering short-term interest rates in the near future. Overall, during the 12 months ended January 31, 2007, two-year Treasury yields moved from 4.54% to 4.94%. Over the same period, 10-year Treasury yields rose from 4.53% to 4.83%. Looking at the 12-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexv, returned 4.28%.

Please read on for a more detailed look at prevailing economic and market conditions during the Portfolios’ fiscal year and to learn how those conditions have affected each Portfolio’s performance.

Special Shareholder Notices

The Board of Directors of Legg Mason Partners Lifestyle Series, Inc. (“Lifestyle Series”) approved certain changes in the underlying funds in which each of the Portfolios invests. These changes were implemented by the portfolio manager gradually as market conditions warranted, and were completed as of the end of the reporting period. Each Portfolio can now invest in a broader range of Legg Mason affiliated funds. Effective January 24, 2007, in addition to investing primarily in shares of other mutual funds, each Portfolio may also invest directly in the types of securities held by the underlying funds; enter into futures contracts and may invest in shares of a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index (“exchange traded funds”).

The Board has also approved a new subadviser for each Portfolio. Effective April 30, 2007, Legg Mason Global Asset Allocation, LLC (“LMGAA”) will become each Portfolio’s subadviser. The portfolio manager who is responsible for the day-to-day management of each Portfolio will remain the same immediately prior to and immediately after the date of this change. LMGAA is a wholly-owned subsidiary of Legg Mason, Inc.

II	Legg Mason Partners Lifestyle Series, Inc.

Information About Your Portfolios

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolios’ manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolios’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolios are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect each Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

.

Sincerely, R. Jay Gerken, CFA Chairman, President and Chief Executive Officer March 25, 2007

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
[v]

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Legg Mason Partners Lifestyle Series, Inc.	III

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Legg Mason Partners Variable Lifestyle Allocation 85%

Target Asset Allocation

15% Fixed Income

85% Equity

The Legg Mason Partners Variable Lifestyle Allocation 85% seeks capital appreciation by investing 85% of its assets in underlying funds that invest principally in equity securities and 15% in funds that invest principally in fixed-income securities.

The Target Asset Allocation set forth above represents an approximate mix of investments for the Legg Mason Partners Variable Lifestyle Allocation 85%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed, from time to time, upon the approval of the Board of Directors of the Lifestyle Series.

Portfolio Overview

Special Shareholder Notices

Effective December 29, 2006, the Legg Mason Partners Variable Lifestyle Allocation 85% compares its performance against an additional benchmark, the Lifestyle Allocation 85% Composite Benchmarki, which is a hypothetical representation of the performance of the Portfolio’s major asset classes.

Prior to December 29, 2006, the Portfolio was known as Legg Mason Partners Variable Lifestyle High Growth Portfolio. Prior to May 1, 2006, the Portfolio was known as Smith Barney Allocation Series Inc.—Select High Growth Portfolio.

Q.	What were the overall market conditions during the Portfolio’s reporting period?

A. The U.S. economy started the period strongly, growing at a 5.6%ii annual rate in the first calendar quarter of 2006. But the delayed effects of rising short-term interest rates and the slowdown in the housing market took their toll on the economy as the year progressed. The economy slowed to a 2.6% growth rate in the second quarter, followed by growth of just 2.0% and 2.2% in the final quarters of the year. Headline inflation was volatile during the period. It began at an annual rate of 4.0%, then fell and rose several times before ending the period at 2.1%. Core inflation was less volatile, but exhibited an upward trend, rising from 2.1% at the start of the period to 2.7% at the end. The Federal Reserve Board (“Fed”)iii boosted its target federal funds rateiv from 4.75% when the reporting period began to 5.25% in June 2006. The Fed then held rates steady during the remainder of the reporting period.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	1

After a weak first half, the U.S. stock market rallied sharply and generated strong returns for the one-year period ended January 31, 2007. The stock market’s early woes were due to a variety of factors. These included the Fed continuing to raise short-term interest rates, high oil prices, the cooling housing market, and concerns about the future direction of the economy and corporate profits. However, many of these issues soon lifted as oil prices fell sharply, the Fed paused from raising interest rates, and corporate profits continued to surprise on the upside. For the year as a whole, the S&P 500 Indexv returned 14.53%. The market’s gains were broad in scope as all 10 sectors in the S&P 500 Index posted positive returns during the fiscal year.

Turning to the bond market, the Treasury yield curvevi flattened over the reporting period, as the difference between short- and long-term yields narrowed. Throughout much of the fiscal year, the Treasury yield curve was inverted, with two-year Treasury yields surpassing their 10-year counterparts. This anomaly has often been a precursor of slowing economic growth and, in many cases, a recession.vii

Performance Update

For the 12 months ended January 31, 2007, the Legg Mason Partners Variable Lifestyle Allocation 85%1 returned 8.02%. In comparison, the Portfolio’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Indexviii, the Russell 3000 Indexix, and the Lifestyle Allocation 85% Composite Benchmark, returned 4.28%, 14.11% and 13.54%, respectively. The Portfolio’s former benchmarks, the Russell 2000 Indexx, the S&P 500 Index, the MSCI EAFE Indexxi and the Citigroup High Yield Market Indexxii, returned 10.44%,14.53%, 19.84% and 11.15%, respectively, for the same period. The Lipper Variable Multi-Cap Core Funds Category Average2 increased 12.34% over the same time frame.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended January 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 200 funds in the Portfolio’s Lipper category.

2	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Performance Snapshot as of January 31, 2007 (unaudited)
	6 Months	12 Months

Variable Lifestyle Allocation 85%[1]	11.99%	8.02%

Lehman Brothers U.S. Aggregate Index	3.65%	4.28%

Russell 3000 Index	14.33%	14.11%

Lifestyle Allocation 85% Composite Benchmark	13.04%	13.54%

Russell 2000 Index	14.95%	10.44%

S&P 500 Index	13.76%	14.53%

MSCI EAFE Index	14.33%	19.84%

Citigroup High Yield Market Index	8.59%	11.15%

Lipper Variable Multi-Cap Core Funds Category Average	13.24%	12.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 221 funds for the six-month period and among the 200 funds for the 12-month period in the Portfolio’s Lipper category.

Q.	What were the most significant factors affecting Portfolio performance?

What were the leading contributors to performance?

A. During the reporting period, the return of the equity portion of the Portfolio was enhanced by the Portfolio’s approximate 25% allocation to the Legg Mason Partners Large Cap Value Fund. The Portfolio’s fixed income exposure included an approximate 10% allocation to the underlying Legg Mason Core Plus Bond Fund Inc. The underlying Legg Mason Partners Core Plus Bond Fund Inc.’s overweight to the mortgage-backed sector and its exposure to high yield and emerging market debt sectors were contributors to performance.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	3

What were the leading detractors from performance?

A. During the reporting period, the return of the equity portion of the Portfolio was restrained by the Portfolio’s approximate 25% allocation to the Legg Mason Partners Aggressive Growth Fund, and the Fund’s approximate 30% allocation to the Legg Mason Partners Large Cap Growth Fund.

In the fixed income portion of the Fund, the Legg Mason Partners Core Plus Bond Fund Inc.’s underweight to investment grade corporate bonds detracted from performance as this sector outperformed the broader market. The Lehman Brothers U.S. Corporate Investment Grade Indexxiii returned 4.53% over the reporting period compared to the broader Lehman Brothers U.S. Aggregate Index which returned 4.28%.

Q.	Were there any significant changes to the Portfolio during the reporting period?

A. During the reporting period, we implemented changes to the Portfolio’s investment strategy in the underlying funds in which the Portfolio invests. The changes were implemented gradually as market conditions warranted, and were completed as of the end of the reporting period. The Portfolio’s Target Allocation is 85% in underlying funds that invest principally in equity securities and 15% in funds that invest principally in fixed income securities.

Thank you for your investment in the Legg Mason Partners Variable Lifestyle Allocation 85%. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Portfolio’s investment goals.

Sincerely,

Steven Bleiberg

Portfolio Manager

ClearBridge Advisors, LLC

March 23, 2007

4	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

RISKS: Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High yield bonds involve greater credit and liquidity risks than investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Lehman Brothers U.S. Aggregate Index, 5% Lehman Brothers U.S. High Yield–2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. The Morgan Stanley Capital International EAFE Index (“MSCI EAFE”) is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable, and dollar denominated; it covers the U.S. investment grade fixed–rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield–2% Issuer Cap Index is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt.

ii	Source: The Commerce Department, 12/06.
iii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
[v]	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
vi	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
vii	Source: The Wall Street Journal, 1/07.
viii

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.
[x]

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

xi	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia, and the Far East.
xii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
xiii

The Lehman Brothers U.S. Corporate Investment Grade Index is an unmanaged index consisting of publicly issued U.S. Corporate and specified foreign debentures and secured notes that are rated investment grade (Baa3/BBB- or higher) by at least two ratings agencies, have at least one year to final maturity and have at least $250 million par amount outstanding. To qualify, bonds must be SEC-registered.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	5

Fund at a Glance (unaudited)

Legg Mason Partners Variable Lifestyle Allocation 85% Breakdown (as of 1/31/07)

As a Percentage of Total Long-Term Investments

FAs a Percentage of Total Long-Term Investments

4.9% Western Asset Funds, Inc. –
Western Asset High Yield Portfolio,
Institutional Class Shares

Top 5 Sectors:

    Corporate Bonds and Notes

    Yankee Bonds

    U.S. Government Agency Mortgage-
        Backed Securities

    Foreign Government Obligations

    Preferred Stock

4.9% Legg Mason Partners
Appreciation Fund, Inc.,
Class I Shares

Top 5 Sectors:

    Industrials

    Financials

    Information Technology

    Consumer Staples

    Energy

4.8% Western Asset Funds, Inc. –

Western Asset Core Plus Bond

Portfolio, Institutional Class Shares

Top 5 Sectors:

    U.S. Government Agency

        Mortgage-Backed Securities

    U.S. Government and Agency

        Obligations

    Corporate Bonds and Notes

    Mortgage-Backed Securities

    Yankee Bonds

15.2% Legg Mason Partners

Aggressive Growth Fund, Inc.,
Class I Shares

Top 5 Sectors:

    Health Care

    Consumer Discretionary

    Financials

    Energy

    Information Technology

10.1% Legg Mason

Value Trust, Inc.,

Institutional Class Shares

Top 5 Sectors:

    Consumer Discretionary

    Information Technology

    Financials

    Health Care

    Telecommunication Services

10.1% Legg Mason Partners

Investment Trust – Legg Mason

Partners Large Cap Growth Fund,

Class I Shares

Top 5 Sectors:

    Information Technology

    Health Care

    Consumer Discretionary

    Financials

    Consumer Staples

10.0% Legg Mason Global Trust,

Inc. – Legg Mason

International Equity Trust,

Institutional Class Shares

Top 5 Sectors:

    Financials

    Industrials

    Consumer Discretionary

    Materials

    Energy

9.9% Legg Mason Partners World

Funds, Inc. – Legg Mason Partners

International All Cap Opportunity

Fund, Class I Shares

Top 5 Sectors:

    Financials

    Consumer Discretionary

    Information Technology

    Industrials

    Materials

7.6% The Royce Fund-Royce Value

Fund, Institutional Class Shares

Top 5 Sectors:

    Natural Resources

    Industrial Products

    Consumer Products

    Consumer Services

    Technology

7.4% Legg Mason Partners Series

Funds, Inc. – Legg Mason Partners

Small Cap Growth Fund I,*

Class I Shares

Top 5 Sectors:

    Information Technology

    Health Care

    Consumer Discretionary

    Industrials

    Financials

5.1% Legg Mason

Opportunity Trust,

Institutional Class Shares

Top 5 Sectors:

    Consumer Discretionary

    Materials

    Telecommunication Services

    Information Technology

    Industrials

5.0% Legg Mason Investors

Trust, Inc. – Legg Mason

American Leading Cos. Trust,

Institutional Class Shares

Top 5 Sectors:

    Financials

    Information Technology

    Consumer Discretionary

    Health Care

    Industrials

5.0% Western Asset Funds,

Inc. – Western Asset Absolute

Return Portfolio, Institutional

Class Shares

Top 5 Sectors:

    U.S. Government Agency

       Mortgage- Backed

       Securities

    Corporate Bonds and

       Notes

    Mortgage-Backed

       Securities

    Loan Participations and

       Assignments

    Asset-Backed Securities

*Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

6	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Fund Performance

Legg Mason Partners Variable Lifestyle Allocation 85%

Average Annual Total Returns(1) (unaudited)
Twelve Months Ended 1/31/07	8.02%

Five Years Ended 1/31/07	6.87

2/5/97* through 1/31/07	6.00

Cumulative Total Return(1) (unaudited)
2/5/97* through 1/31/07	78.97%

(1)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

*	Commencement of operations.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	7

Historical Performance (unaudited)

Value of $10,000 Invested in the Legg Mason Partners Variable Lifestyle Allocation
85% vs. Benchmark Indexes† (February 5, 1997 – January 31, 2007)

$25,000

20,000

15,000

10,000

5,000

0

2/5/97

1/98

1/99

1/00

1/01

1/02

1/03

1/04

1/05

1/06

1/31/07

$24,825

$22,617

$22,367

$21,655

$21,567

$19,338

$18,203

$17,897

Legg Mason Partners Variable

Lifestyle Allocation 85%

Russell 2000 Index

Lifestyle Allocation 85%

Composite Benchmark*

Russell 3000 Index

S&P 500 Index

MSCI EAFE Index*

Citigroup High Yield Market Index

Lehman Brothers U.S. Aggregate Index*

†

Hypothetical illustration of $10,000 invested on February 5, 1997 (commencement of operations). It also assumes reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2007. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Russell 2000 Index is a capitalization-weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. The Morgan Stanley Capital International (“MSCI”) EAFE Index is a composite index that consists of the equity total returns for Europe, Australasia and the Far East. The Citigroup High Yield Market Index covers a significant portion of the below investment-grade U.S. corporate bond market. The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Lifestyle Allocation 85% Composite Benchmark, is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Lehman Brothers U.S. Aggregate Index, 5% Lehman Brothers U.S. High Yield—2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. MSCI EAFE is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable, and dollar denominated; it covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield—2% Issuer Cap is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt. The Indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

*	Benchmark return beginning 2/28/97.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

8	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Legg Mason Partners Variable Lifestyle Allocation 70%

Target Asset Allocation

30% Fixed Income

70% Equity

The Legg Mason Partners Variable Lifestyle Allocation 70% seeks long-term growth of capital by investing 70% of its assets in underlying funds that invest principally in equity securities and 30% in funds that invest principally in fixed income securities

The Target Asset Allocation set forth above represents an approximate mix of investments for the Legg Mason Partners Variable Lifestyle Allocation 70%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed, from time to time, upon the approval of the Board of Directors of the Lifestyle Series.

Portfolio Overview

Special Shareholder Notices

Effective December 29, 2006, the Legg Mason Partners Variable Lifestyle Allocation 70% compares its performance against an additional benchmark, the Lifestyle Allocation 70% Composite Benchmarki, which is a hypothetical representation of the performance of the Portfolio’s major asset classes.

Prior to December 29, 2006, the Portfolio was known as Legg Mason Partners Variable Lifestyle Growth Portfolio. Prior to May 1, 2006, the Portfolio was known as Smith Barney Allocation Series Inc.—Select Growth Portfolio.

Q.       What were the overall market conditions during the Portfolio’s reporting period?

A. The U.S. economy started the period strongly, growing at a 5.6%ii annual rate in the first calendar quarter of 2006. But the delayed effects of rising short-term interest rates and the slowdown in the housing market took their toll on the economy as the year progressed. The economy slowed to a 2.6% growth rate in the second quarter, followed by growth of just 2.0% and 2.2% in the final quarters of the year. Headline inflation was volatile during the period. It began at an annual rate of 4.0%, then fell and rose several times before ending the period at 2.1%. Core inflation was less volatile, but exhibited an upward trend, rising from 2.1% at the start of the period to 2.7% at the end. The Federal Reserve Board (“Fed”)iii boosted its target federal funds rateiv from 4.75% when the reporting period began to 5.25% in June 2006. The Fed then held rates steady during the remainder of the reporting period.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	9

After a weak first half, the U.S. stock market rallied sharply and generated strong returns for the one-year period ended January 31, 2007. The stock market’s early woes were due to a variety of factors. These included the Fed continuing to raise short-term interest rates, high oil prices, the cooling housing market, and concerns about the future direction of the economy and corporate profits. However, many of these issues soon lifted as oil prices fell sharply, the Fed paused from raising interest rates, and corporate profits continued to surprise on the upside. For the year as a whole, the S&P 500 Indexv rose 14.53%. The market’s gains were broad in scope as all 10 sectors in the S&P 500 Index posted positive returns during the fiscal year.

Turning to the bond market, the Treasury yield curvevi flattened over the reporting period, as the difference between short- and long-term yields narrowed. Throughout much of the fiscal year, the Treasury yield curve was inverted, with two-year Treasury yields surpassing their 10-year counterparts. This anomaly has often been a precursor of slowing economic growth and, in many cases, a recession.vii

Performance Update

For the 12 months ended January 31, 2007, the Legg Mason Partners Variable Lifestyle Allocation 70%1 returned 8.06%. In comparison, the Portfolio’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Indexviii, the Russell 3000 Indexix, and the Lifestyle Allocation 70% Composite Benchmark, returned 4.28%, 14.11% and 11.92%, respectively. The Portfolio’s former benchmarks, the Russell 2000 Indexx, the S&P 500 Index, the MSCI EAFE Indexxi, and the Lehman Brothers Government/Credit Bond Indexxii, returned 10.44%, 14.53%, 19.84% and 3.88%, respectively, for the same period. The Lipper Variable Multi-Cap Core Funds Category Average2 increased 12.34% over the same time frame.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended January 31 , 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 200 funds in the Portfolio’s Lipper category.

10	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Performance Snapshot as of January 31, 2007 (unaudited)

	6 Months	12 Months
Variable Lifestyle Allocation 70%[1]	10.80%	8.06%
Lehman Brothers U.S. Aggregate Index	3.65%	4.28%
Russell 3000 Index	14.33%	14.11%
Lifestyle Allocation 70% Composite Benchmark	11.36%	11.92%
Russell 2000 Index	14.95%	10.44%
S&P 500 Index	13.76%	14.53%
MSCI EAFE Index	14.33%	19.84%
Lehman Brothers Government/Credit Bond Index	3.55%	3.88%
Lipper Variable Multi-Cap Core Funds Category Average	13.24%	12.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 221 funds for the six-month period and among the 200 funds for the 12-month period in the Portfolio’s Lipper category.

Q.	What were the most significant factors affecting Portfolio performance?

What were the leading contributors to performance?

A. During the reporting period, the returns of the equity portion of the Portfolio were enhanced by the Portfolio’s approximate 25% allocation to the Legg Mason Partners Large Cap Value Fund. The Portfolio’s fixed income exposure included an approximate 30% allocation to the underlying Legg Mason Partners Core Plus Bond Fund Inc. The underlying Legg Mason Partners Core Plus Bond Fund Inc.’s overweight to the mortgage-backed sector and its exposure to high yield and emerging market debt sectors were contributors to performance.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	11

What were the leading detractors from performance?

A. During the reporting period, the Portfolio’s returns were restrained by the approximate 25% allocation to the Legg Mason Partners Large Cap Growth Fund and the approximate 10% allocation to the Legg Mason Partners Aggressive Growth Fund.

In the fixed income portion of the Fund, the Legg Mason Partners Core Plus Bond Fund Inc.’s underweight to investment grade corporate bonds detracted from performance as this sector outperformed the broader market. The Lehman Brothers U.S. Corporate Investment Grade Indexxiii returned 4.53% over the reporting period compared to the broader Lehman Brothers U.S. Aggregate Index which returned 4.28%.

Q.	Were there any significant changes to the Portfolio during the reporting period?

A. During the reporting period, we implemented changes to the Portfolio’s investment strategy in the underlying funds in which the Portfolio invests. The changes were implemented gradually as market conditions warranted, and were completed as of the end of the reporting period. The Portfolio’s Target Allocation is 70% in underlying funds that invest principally in equity securities and 30% in funds that invest principally in fixed-income securities.

Thank you for your investment in the Legg Mason Partners Variable Lifestyle Allocation 70%. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Portfolio’s investment goals.

Sincerely,

Steven Bleiberg

Portfolio Manager

ClearBridge Advisors, LLC

March 23, 2007

12	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

RISKS: Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High yield bonds involve greater credit and liquidity risks than investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i

The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Lehman Brothers U.S. Aggregate Index, 5% Lehman Brothers U.S. High Yield-2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. The Morgan Stanley Capital International EAFE Index (“MSCI EAFE”) is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable and dollar denominated; it covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield-2% Issuer Cap Index is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt.

ii	Source: The Commerce Department, 12/06.
iii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
v	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
vi	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
vii	Source: The Wall Street Journal, 1/07.
viii

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.
x

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

xi	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia, and the Far East.
xii	The Lehman Brothers Government/Credit Bond Index is a broad-based index comprised of government and corporate debt issues that are investment grade (rated Baa/BBB or higher).
xiii

The Lehman Brothers U.S. Corporate Investment Grade Index is an unmanaged index consisting of publicly issued U.S. Corporate and specified foreign debentures and secured notes that are rated investment grade (Baa3/BBB- or higher) by at least two ratings agencies, have at least one year to final maturity and have at least $250 million par amount outstanding. To qualify, bonds must be SEC-registered.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	13

Fund at a Glance (unaudited)

Legg Mason Partners Variable Lifestyle Allocation 70% Breakdown (as of 1/3 1/07)

As a Percentage of Total Long-Term Investments

7.5% Legg Mason Global

Trust, Inc. – Legg Mason

International Equity Trust,

Institutional Class Shares

Top 5 Sectors:

    Financials

    Industrials

    Consumer Discretionary

    Materials

    Energy

7.5% Legg Mason Partners

Series Funds, Inc. – Legg Mason

Partners Small Cap Growth

Fund I,* Class I Shares

Top 5 Sectors:

    Information Technology

    Health Care

    Consumer Discretionary

    Industrials

    Financials

5.0% Western Asset Funds,

Inc. – Western Asset High

Yield Portfolio,

Institutional Class Shares

Top 5 Sectors:

    Corporate Bonds and Notes

    Yankee Bonds

    U.S. Government Agency

    Mortgage-Back Securities

    Foreign Government Obligations

    Preferred Stock

14.6% Western Asset Funds,

Inc. – Western Asset Core

Plus Bond Portfolio,

Institutional Class Shares

Top 5 Sectors:

    U.S. Government Agency

    Mortgage-Backed Securities

    U.S. Government and Agency

    Obligations

    Corporate Bonds and Notes

    Mortgage-Backed Securities

    Yankee Bonds

10.1% Legg Mason

Partners Aggressive

Growth Fund, Inc.,

Class I Shares

Top 5 Sectors:

    Health Care

    Consumer Discretionary

    Financials

    Energy

    Information Technology

10.1% Legg Mason Partners

Fundamental Value Fund, Inc.,

Class I Shares

Top 5 Sectors:

    Financials

    Information Technology

    Consumer Discretionary

    Health Care

    Energy

10.1% Legg Mason Value Trust, Inc.,

Institutional Class Shares

Top 5 Sectors:

    Consumer Discretionary

    Information Technology

    Financials

    Health Care

    Telecommunication Services

10.1% Western Asset Funds, Inc. – Western

Asset Absolute Return Portfolio,

Institutional Class Shares

Top 5 Sectors:

    U.S. Government Agency Mortgage- Backed

    Securities

    Corporate Bonds and Notes

    Mortgage-Backed Securities

    Loan Participations and Assignments

    Asset-Backed Securities

9.9% Legg Mason Partners

Appreciation Fund, Inc.,

Class I Shares

Top 5 Sectors:

    Industrials

    Financials

    Information Technology

    Consumer Staples

    Energy

7.6% The Royce Fund – Royce

Value Fund,

Institutional Class Shares

Top 5 Sectors:

    Natural Resources

    Industrial Products

    Consumer Products

    Consumer Services

    Technology

7.5% Legg Mason Partners

World Funds, Inc. – Legg

Mason Partners

International All Cap

Opportunity Fund,

Class I Shares

Top 5 Sectors:

    Financials

    Consumer Discretionary

    Information Technology

    Industrials

    Materials

*	Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

14	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Fund Performance

Legg Mason Partners Variable Lifestyle Allocation 70%

Average Annual Total Returns(1) (unaudited)
Twelve Months Ended 1/31/07	8.06%

Five Years Ended 1/31/07	6.35

2/5/97* through 1/31/07	5.46

Cumulative Total Return(1) (unaudited)
2/5/97* through 1/31/07	70.06%

(1)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

*	Commencement of operations.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	15

Historical Performance (unaudited)

$25,000

20,000

15,000

10,000

5,000

0

2/5/97

1/98

1/99

1/00

1/01

1/02

1/03

1/04

1/05

1/06

1/31/07

Legg Mason Partners Variable

Lifestyle Allocation 70%

Russell 2000 Index

Russell 3000 Index

Lifestyle Allocation 70%

Composite Benchmark*

S&P 500 Index

MSCI EAFE Index*

Lehman Brothers Government/Credit Bond

Index*

Lehman Brothers U.S. Aggregate Index*

$24,825
$22,367
$22,022
$21,655
$21,567
$18,280
$18,203
$17,006

Value of $10,000 Invested in the Legg Mason Partners Variable Lifestyle
Allocation 70% vs. Benchmark Indexes† (February 5, 1997 — January 31, 2007)

†

†Hypothetical illustration of $1 0,000 invested on February 5, 1 997 (commencement of operations). It also assumes reinvestment of all distributions, including returns of capital, if any, at net asset value through January 3 1 , 2007. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Russell 2000 Index is a capitalization-weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. The Morgan Stanley Capital International (“MSCI”) EAFE Index is a composite index that consists of the equity total returns for Europe, Australasia and the Far East. The Lehman Brothers Government/Credit Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market. The Lifestyle Allocation 70% Composite Benchmark, is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 1 5% Russell 2000 Index, 1 5% MSCI EAFE Index, 25% Lehman Brothers U.S. Aggregate Index, 5% Lehman Brothers U.S. High Yield–2% Issuer Cap Index. The Russell 1000 Index consists of the 1 ,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. MSCI EAFE is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable, and dollar denominated; it covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield–2% Issuer Cap is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt. The Indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

*	Benchmark return beginning 2/28/97.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

16	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Legg Mason Partners Variable Lifestyle Allocation 50%

Target Asset Allocation

50% Fixed Income

50% Equity

The Legg Mason Partners Variable Lifestyle Allocation 50% seeks a balance of growth of capital and income by investing 50% of its assets in underlying funds that invest principally in equity securities and 50% in funds that invest principally in fixed-income securities.

The Target Asset Allocation set forth above represents an approximate mix of investments for the Legg Mason Partners Variable Lifestyle Allocation 50%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed, from time to time, upon the approval of the Board of Directors of the Lifestyle Series.

Portfolio Overview

Special Shareholder Notices

Effective December 29, 2006, the Legg Mason Partners Variable Lifestyle Allocation 70% compares its performance against an additional benchmark, the Lifestyle Allocation 70% Composite Benchmarki, which is a hypothetical representation of the performance of the Portfolio’s major asset classes.

Prior to December 29, 2006, the Portfolio was known as Legg Mason Partners Variable Lifestyle Balanced Portfolio. Prior to May 1, 2006, the Portfolio was known as Smith Barney Allocation Series Inc.—Select Balanced Portfolio.

Q.	What were the overall market conditions during the Portfolio’s reporting period?

A. The U.S. economy started the period strongly, growing at a 5.6%ii annual rate in the first calendar quarter of 2006. But the delayed effects of rising short-term interest rates and the slowdown in the housing market took their toll on the economy as the year progressed. The economy slowed to a 2.6% growth rate in the second quarter, followed by growth of just 2.0% and 2.2% in the final quarters of the year. Headline inflation was volatile during the period. It began at an annual rate of 4.0%, then fell and rose several times before ending the period at 2.1%. Core inflation was less volatile, but exhibited an upward trend, rising from 2.1% at the start of the period to 2.7% at the end. The Federal Reserve Board (“Fed”)iii boosted its target federal funds rateiv from 4.75% when the reporting period began to 5.25% in June 2006. The Fed then held rates steady during the remainder of the reporting period.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	17

After a weak first half, the U.S. stock market rallied sharply and generated strong returns for the one-year period ended January 31, 2007. The stock market’s early woes were due to a variety of factors. These included the Fed continuing to raise short-term interest rates, high oil prices, the cooling housing market, and concerns about the future direction of the economy and corporate profits. However, many of these issues soon lifted as oil prices fell sharply, the Fed paused from raising interest rates, and corporate profits continued to surprise on the upside. For the year as a whole, the S&P 500 Indexv rose 14.53%. The market’s gains were broad in scope as all 10 sectors in the S&P 500 Index posted positive returns during the fiscal year.

Turning to the bond market, the Treasury yield curvevi flattened over the reporting period, as the difference between short- and long-term yields narrowed. Throughout much of the fiscal year, the Treasury yield curve was inverted, with two-year Treasury yields surpassing their 10-year counterparts. This anomaly has often been a precursor of slowing economic growth and, in many cases, a recession.vii

Performance Update

For the 12 months ended January 31, 2007, the Legg Mason Partners Variable Lifestyle Allocation 50%1 returned 8.09%. In comparison, the Portfolio’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Indexviii, Russell 1000 Indexix, and the Lifestyle Allocation 50% Composite Benchmark, returned 4.28%, 14.48%, and 9.85%, respectively. The Portfolio’s former benchmarks, the S&P 500 Index, the Citigroup One-Year U.S. Treasury Bill Indexx, the Citigroup World Government Bond Indexxi, and the Lehman Brothers Government/Credit Bond Indexxii returned 14.53%, 4.37%, 3.34%, and 3.88%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Funds Category Average2 increased 10.13% over the same time f rame.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended January 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 146 funds in the Portfolio’s Lipper category.

18	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Performance Snapshot as of January 31, 2007 (unaudited)
	6 Months	12 Months

Variable Lifestyle Allocation 50%[1]	9.16%	8.09%

Lehman Brothers U.S. Aggregate Index	3.65%	4.28%

Russell 1000 Index	14.28%	14.48%

Lifestyle Allocation 50% Composite Benchmark	9.29%	9.85%

S&P 500 Index	13.76%	14.53%

Citigroup One-Year U.S. Treasury Bill Index	2.42%	4.37%

Citigroup World Government Bond Index	1.06%	3.34%

Lehman Brothers Government/Credit Bond Index	3.55%	3.88%

Lipper Variable Mixed-Asset Target Allocation
Funds Category Average	10.30%	10.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 164 funds for the six-month period and among the 146 funds for the 12-month period in the Lipper category.

Q.	What were the most significant factors affecting Portfolio performance?

What were the leading contributors to performance?

A. During the reporting period, the return of the equity portion of the Portfolio was bolstered by the Legg Mason Partners Appreciation Fund, Legg Mason Partners Fundamental Value Fund and the Legg Mason Partners Growth and Income Fund. The Portfolio had an approximate 12.5% allocation to each of the three funds above. The Portfolio’s fixed income exposure included an approximate 50% allocation to the Legg Mason Partners Core Plus Bond Fund Inc. The Legg Mason Partners Core Plus Bond Fund Inc.’s overweight to the mortgage-backed sector and its exposure to high yield and emerging markets debt sectors were contributors to performance.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	19

What were the leading detractors from performance?

A. During the reporting period, the Portfolio’s approximate 12.5% allocation to the Legg Mason Partners Large Cap Growth Fund held back performance. In the fixed income portion of the Fund, the Legg Mason Partners Core Plus Bond Fund Inc.’s underweight to investment grade corporate bonds detracted from performance as this sector outperformed the broader market. The Lehman Brothers U.S. Corporate Investment Grade Indexxiii returned 4.53% over the reporting period compared to the broader Lehman Brothers U.S. Aggregate Index which returned 4.28%.

Q.	Were there any significant changes to the Portfolio during the reporting period?

A. During the reporting period, we implemented changes to the Portfolio’s investment strategy in the underlying funds in which the Portfolio invests. The changes were implemented gradually as market conditions warranted, and were completed as of the end of the reporting period. The Portfolio’s Target Allocation is 50% in underlying funds that invest principally in equity securities and 50% in funds that invest principally in fixed-income securities.

Thank you for your investment in the Legg Mason Partners Variable Lifestyle Allocation 50%. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Portfolio’s investment goals.

Sincerely,

Steven Bleiberg Portfolio Manager ClearBridge Advisors, LLC
March 23, 2007

20	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

RISKS: Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. High yield bonds involve greater credit and liquidity risks than investment grade bonds. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i

The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Lehman Brothers U.S. Aggregate Index, 7% Lehman Brothers U.S. High Yield-2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. The Morgan Stanley Capital International EAFE Index (MSCI EAFE) is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable and dollar denominated; it covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset–backed securities. The Lehman Brothers U.S. High Yield-2% Issuer Cap Index is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt.

ii	Source: The Commerce Department, 12/06.
iii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
v	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
vi	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
vii	Source: The Wall Street Journal, 1/07.
viii

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

x	The Citigroup One-Year U.S. Treasury Bill Index consists of One-Year United States Treasury Bill whose return is tracked until its maturity.
xi	The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries.
xii	The Lehman Brothers Government/Credit Bond Index is a broad-based index comprised of government and corporate debt issues that are investment grade (rated Baa/BBB or higher).
xiii

The Lehman Brothers U.S. Corporate Investment Grade Index is an unmanaged index consisting of publicly issued U.S. Corporate and specified foreign debentures and secured notes that are rated investment grade (Baa3/BBB- or higher) by at least two ratings agencies, have at least one year to final maturity and have at least $250 million par amount outstanding. To qualify, bonds must be SEC-registered.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	21

Fund at a Glance (unaudited)

Legg Mason Partners Variable Lifestyle Allocation 50% (as of 1/31/07)

As a Percentage of Total Long-Term Investments

6.0% The Royce Fund –

6.0% Legg Mason Partners Series

5.0% Legg Mason Global Trust, Inc. –

5.0% Legg Mason Partners World

Royce Value Fund,

Funds, Inc. – Legg Mason Partners

Legg Mason International Equity

Funds, Inc. – Legg Mason Partners

Institutional Class Shares

Small Cap Growth Fund I,

Trust, Institutional

International All Cap Opportunity

Class I Shares

Class Shares

Fund, Class I Shares

Top 5 Sectors:

Natural Resources

Top 5 Sectors:

Top 5 Sectors:

Top 5 Sectors:

Industrial Products

Information Technology

Financials

Financials

Consumer Products

Health Care

Industrials

Consumer Discretionary

Consumer Services

Consumer Discretionary

Consumer Discretionary

Information Technology

Technology

Industrials

Materials

Industrials

Financials

Energy

Materials

7.0% Legg Mason Partners

Aggressive Growth Fund, Inc.,

29.8% Western Asset Funds, Inc. –

Class I Shares

Western Asset Core Plus Bond

Portfolio, Institutional Class Shares

Top 5 Sectors:

Health Care

Top 5 Sectors:

Consumer Discretionary

U.S. Government Agency

Financials

Mortgage-Backed Securities

Energy

U.S. Government and Agency

Information Technology

Obligations

Corporate Bonds and Notes
Mortgage-Backed Securities
Yankee Bonds

13.0% Western Asset Funds, Inc. –

7.0% Legg Mason Value

Western Asset Absolute

Trust, Inc.,

Return Portfolio,

Institutional Class Shares

Institutional Class Shares

Top 5 Sectors:

Top 5 Sectors:

U.S. Government Agency

Consumer Discretionary

Mortgage-Backed Securities

Information Technology

Corporate Bonds and Notes

Financials

Mortgage-Backed Securities

Health Care

Loan Participations and

Telecommunication Services

Assignments

Asset-Backed Securities

7.0% Western Asset Funds, Inc. –

Western Asset High Yield Portfolio,

7.1% Legg Mason Partners Appreciation

7.1% Legg Mason Partners

Institutional Class Shares

Fund, Inc.,

Fundamental Value Fund, Inc.,

Class I Shares

Class I Shares

Top 5 Sectors:

Corporate Bonds and Notes

Top 5 Sectors:

Top 5 Sectors:

Yankee Bonds

Industrials

Financials

U.S. Government Agency

Financials

Information Technology

Mortgage-Backed Securities

Information Technology

Consumer Discretionary

Foreign Government Obligations

Consumer Staples

Health Care

Preferred Stock

Energy

Energy

22	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Fund Performance

Legg Mason Partners Variable Lifestyle Alllocation 50%

Average Annual Total Returns(1) (unaudited)
Twelve Months Ended 1/31/07	8.09%

Five Years Ended 1/31/07	6.38

2/5/97* through 1/31/07	6.33

Cumulative Total Return(1) (unaudited)
2/5/97* through 1/31/07	84.52%

(1)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

*	Commencement of operations.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	23

Historical Performance (unaudited)

Value of $10,000 Invested in the Legg Mason Partners Variable Lifestyle Allocation 50% vs. Benchmark Indexes† (February 5, 1997 – January 31, 2007)

$25,000

20,000

15,000

10,000

5,000

0

2/5/97

1/98

1/99

1/00

1/01

1/02

1/03

1/04

1/05

1/06

1/31/07

Legg Mason Partners

Variable Lifestyle Allocation 50%

Russell 1000 Index

S&P 500 Index

Lifestyle Allocation 50%

Lehman Brothers Government/

Credit Bond Index*

Lehman Brothers U.S. Aggregate Index*

Citigroup World Government Bond Index

Citigroup One-Year U.S. Treasury Bill

Index

$22,293
$21,655
$21,200
$18,452
$18,280
$18,203
$16,927
$15,109

Composite Benchmark*

†

Hypothetical illustration of $10,000 invested on February 5, 1997 (commencement of operations). It also assumes reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31 , 2007. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Citigroup One- Year U.S. Treasury Bill Index consists of one one-year United States Treasury Bill whose return is tracked until its maturity. The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Lehman Brothers Government/Credit Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Lifestyle Allocation 50% Composite Benchmark, is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Lehman Brothers U.S. Aggregate Index, 7% Lehman Brothers U.S. High Yield—2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. MSCI EAFE is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable, and dollar denominated; it covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield–2% Issuer Cap is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt. The Indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

*	Benchmark return beginning 2/28/97.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

24	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Funds, you may incur two types of costs: (1) transaction cost and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2006 and held for the six months ended January 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)(4)	Expenses Paid During the Period(5)

Legg Mason Partners Variable Lifestyle Allocation 85%	11.99%	$1,000.00	$1,119.90	0.35%	$1.87

Legg Mason Partners Variable Lifestyle Allocation 70%	10.80	1,000.00	1,108.00	0.35	1.86

Legg Mason Partners Variable Lifestyle Allocation 50%	9.16	1,000.00	1,091.60	0.35	1.85

(1)	For the six months ended January 31, 2007.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	The expense ratios do not include expenses of the Underlying Funds in which the Funds invest.
(4)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.
(5)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	25

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or backend sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)(3)	Expenses Paid During the Period(4)

Legg Mason Partners Variable Lifestyle Allocation 85%	5.00%	$1,000.00	$1,023.44	0.35%	$1.79

Legg Mason Partners Variable Lifestyle Allocation 70%	5.00	1,000.00	1,023.44	0.35	1.79

Legg Mason Partners Variable Lifestyle Allocation 50%	5.00	1,000.00	1,023.44	0.35	1.79

(1)	For the six months ended January 31, 2007.
(2)	The expense ratios do not include expenses of the Underlying Funds in which the Funds invest.
(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.
(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

26	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Schedules of Investments (January 31, 2007)
LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85%

Shares	Security	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.7%
155,661	Legg Mason Investors Trust, Inc. – Legg Mason American Leading Cos. Trust, Institutional Class Shares	$4,118,798
400,156	Legg Mason Global Trust, Inc. – Legg Mason International Equity Trust, Institutional Class Shares	8,143,168

202,342	Legg Mason Opportunity Trust, Institutional Class Shares	4,168,245
100,417	Legg Mason Partners Aggressive Growth Fund, Inc., Class I Shares †*	12,385,416
259,909	Legg Mason Partners Appreciation Fund, Inc., Class I Shares †	4,031,189
558,365	Legg Mason Partners World Funds, Inc. – Legg Mason Partners International
	All Cap Opportunity Fund, Class I Shares †*	8,101,870
328,286	Legg Mason Partners Investment Trust – Legg Mason Partners Large Cap Growth Fund, Class I Shares †*	8,262,953
362,664	Legg Mason Partners Series Funds, Inc. – Legg Mason Partners Small Cap Growth Fund I, Class I Shares ‡	6,081,875
101,290	Legg Mason Value Trust, Inc., Institutional Class Shares *	8,267,314
550,638	The Royce Fund – Royce Value Fund, Institutional Class Shares	6,183,666
	Western Asset Funds, Inc.:
402,769	Western Asset Absolute Return Portfolio, Institutional Class Shares	4,084,074
370,722	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	3,885,171
379,079	Western Asset High Yield Portfolio, Institutional Class Shares	4,003,075

	TOTAL INVESTMENTS IN UNDERLYING FUNDS
	BEFORE SHORT-TERM INVESTMENT
	(Cost — $ 68,916,005)	81,716,814

Face
Amount

SHORT-TERM INVESTMENT — 11.3%
Repurchase Agreement — 11.3%
$9,272,000	Interest in $ 535,536,000 joint tri-party repurchase agreement dated 1/31/07 with Deutsche Bank Securities Inc., 5.260% due 2/1/07; Proceeds at maturity — $9,273,355; (Fully collateralized by various U.S. government agency obligations, 0.000% to 14.299% due 11/25/15 to 2/25/37; Market value — $9,457,440) (Cost — $9,272,000)	9,272,000

	TOTAL INVESTMENTS — 111.0% (Cost — $78,188,005#)	90,988,814
	Liabilities in Excess of Other Assets — (11.0)%	(9,034,761)

	TOTAL NET ASSETS — 100.0%	$81,954,053

†	As of November 20, 2006, Class Y shares were renamed Class I shares.
*	Non-income producing.
‡	Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.
#	Aggregate cost for federal income tax purposes is $79,076,147.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	27

Schedules of Investments (January 31, 2007) (continued)
LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 70%

Shares	Security	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.3%
475,553	Legg Mason Global Trust, Inc. – Legg Mason International Equity Trust, Institutional Class Shares	$9,677,509
105,739	Legg Mason Partners Aggressive Growth Fund, Inc., Class I Shares *†	13,041,817
818,713	Legg Mason Partners Appreciation Fund, Inc., Class I Shares †	12,698,246
779,203	Legg Mason Partners Fundamental Value Fund, Inc., Class I Shares †	13,036,070
665,968	Legg Mason Partners World Funds, Inc. – Legg Mason Partners International All Cap Opportunity Fund, Class I Shares *†	9,663,191
578,798	Legg Mason Partners Series Funds, Inc. – Legg Mason Partners Small Cap Growth Fund I, Class I Shares †‡	9,706,435
159,599	Legg Mason Value Trust, Inc., Institutional Class Shares *	13,026,444
873,065	The Royce Fund – Royce Value Fund, Institutional Class Shares	9,804,520
	Western Asset Funds, Inc.:
1,276,088	Western Asset Absolute Return Portfolio, Institutional Class Shares	12,939,536
1,791,948	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	18,779,616
610,708	Western Asset High Yield Portfolio, Institutional Class Shares	6,449,080

	TOTAL INVESTMENTS IN UNDERLYING FUNDS
	BEFORE SHORT-TERM INVESTMENT
	(Cost — $ 119,568,720)	128,822,464

Face Amount

SHORT-TERM INVESTMENT — 15.0%
Repurchase Agreement — 15.0%
$19,496,000	Interest in $ 535,536,000 joint tri-party repurchase agreement dated 1/31/07 with Deutsche Bank Securities Inc., 5.260% due 2/1/07; Proceeds at maturity — $19,498,849; (Fully collateralized by various U.S. government agency obligations, 0.000% to 14.299% due 11/25/15 to 2/25/37; Market value — $19,885,920) (Cost — $19,496,000)	19,496,000
	TOTAL INVESTMENTS — 114.3% (Cost — $139,064,720#)	148,318,464

	Liabilities in Excess of Other Assets — (14.3)%	(18,623,112)

	TOTAL NET ASSETS — 100.0%	$129,695,352

*	Non-income producing.
†	As of November 20, 2006, Class Y shares were renamed Class I shares.
‡	Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.
#	Aggregate cost for federal income tax purposes is $1 39,067,299.

See Notes to Financial Statements.

28	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Schedules of Investments (January 31, 2007) (continued)
LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 50%

Shares	Security	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.9%
552,107	Legg Mason Global Trust, Inc. – Legg Mason International Equity Trust, Institutional Class Shares	$11,235,370
127,888	Legg Mason Partners Aggressive Growth Fund, Inc., Class I Shares *†	15,773,662
1,025,747	Legg Mason Partners Appreciation Fund, Inc., Class I Shares †	15,909,340
954,222	Legg Mason Partners Fundamental Value Fund, Inc., Class I Shares †	15,964,138
767,529	Legg Mason Partners World Funds, Inc. – Legg Mason Partners International
	All Cap Opportunity Fund, Class I Shares *†	11,136,848
804,817	Legg Mason Partners Series Funds, Inc. – Legg Mason Partners Small Cap Growth Fund I, Class I Shares †‡	13,496,786
192,872	Legg Mason Value Trust, Inc., Institutional Class Shares *	15,742,188
1,204,906	The Royce Fund – Royce Value Fund, Institutional Class Shares	13,531,098
	Western Asset Funds, Inc.:
2,880,209	Western Asset Absolute Return Portfolio, Institutional Class Shares	29,205,315
6,378,327	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	66,844,867
1,493,815	Western Asset High Yield Portfolio, Institutional Class Shares	15,774,691

	TOTAL INVESTMENTS IN UNDERLYING FUNDS
	BEFORE SHORT-TERM INVESTMENT
	(Cost — $ 214,812,335)	224,614,303

Face
Amount

SHORT-TERM INVESTMENT — 1.6%
Repurchase Agreement — 1.6%
$3,583,000	Interest in $513,597,000 joint tri-party repurchase agreement dated 1/31/07 with Greenwich Capital Markets Inc., 5.260% due 2/1/07; Proceeds at maturity — $3,583,524; (Fully collateralized by various U.S. government agency obligations, 3.407% to 7.111% due 7/1/15 to 5/1/42; Market value — $3,654,663) (Cost — $3,583,000)	3,583,000

	TOTAL INVESTMENTS — 101.5% (Cost — $218,395,335#)	228,197,303

	Liabilities in Excess of Other Assets — (1.5)%	(3,266,809)

	TOTAL NET ASSETS — 100.0%	$224,930,494

*	Non-income producing.
†	As of November 20, 2006, Class Y shares were renamed Class I shares.
‡	Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.
#	Aggregate cost for federal income tax purposes is $220,328,102.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	29

Statements of Assets and Liabilities (January 31, 2007)
	Legg Mason Partners Variable Lifestyle Allocation 85%	Legg Mason Partners Variable Lifestyle Allocation 70%	Legg Mason Partners Variable Lifestyle Allocation 50%

ASSETS:
Investments, at cost	$68,916,005	$119,568,720	$214,812,335
Short-term investments, at cost	9,272,000	19,496,000	3,583,000

Investments, at value	81,716,814	128,822,464	224,614,303
Short-term investments, at value	9,272,000	19,496,000	3,583,000
Cash	447	578	976
Receivable for securities sold	122,228	188,740	—
Receivable for Fund shares sold	56,381	2,960	21,786
Dividends and interest receivable	21,137	82,414	246,636
Receivable from manager	5,665	9,033	15,617

Total Assets	91,194,672	148,602,189	228,482,318

LIABILITIES:
Payable for securities purchased	9,200,207	18,830,319	3,340,000
Investment management fee payable	22,773	36,556	64,175
Directors’ fees payable	11,330	18,066	31,234
Payable for Fund shares repurchased	565	15,546	110,130
Accrued expenses	5,744	6,350	6,285

Total Liabilities	9,240,619	18,906,837	3,551,824

Total Net Assets	$81,954,053	$129,695,352	$224,930,494

NET ASSETS:
Par value (Note 4)	$5,694	$11,164	$17,833
Paid-in capital in excess of par value	88,822,000	150,751,652	216,584,681
Undistributed net investment income	7,130	111,003	355,459
Accumulated net realized loss on investments, sales of Underlying Funds, capital gain distributions from Underlying Funds and foreign currency transactions	(19,681,848)	(30,432,624)	(1,829,447)
Net unrealized appreciation on Underlying Funds	12,801,077	9,254,157	9,801,968

Total Net Assets	$81,954,053	$129,695,352	$224,930,494

Shares Outstanding	5,694,264	11,164,346	17,833,005

Net Asset Value	$14.39	$11.62	$12.61

See Notes to Financial Statements.

30	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Statements of Operations (For the year ended January 31, 2007)
	Legg Mason Partners Variable Lifestyle Allocation 85%	Legg Mason Partners Variable Lifestyle Allocation 70%	Legg Mason Partners Variable Lifestyle Allocation 50%

INVESTMENT INCOME:
Income distributions from Underlying Funds	$1,118,825	$2,890,759	$7,020,420
Interest	20,452	47,952	59,613

Total Investment Income	1,139,277	2,938,711	7,080,033

EXPENSES:
Investment management fees (Note 2)	298,389	470,769	810,469
Restructuring fees (Note 10)	13,484	16,785	21,143
Directors’ fees (Note 10)	11,330	18,066	31,234

Total Expenses	323,203	505,620	862,846

Less: Fee waivers and/or expense reimbursements (Notes 2, 7 and 10)	(7,203)	(10,571)	(17,159)

Net Expenses	316,000	495,049	845,687

Net Investment Income	823,277	2,443,662	6,234,346

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SALE OF UNDERLYING FUNDS, CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions (Note 5)	(129,183)	(200,817)	(144,989)
Sales of Underlying Funds	11,681,193	15,101,190	15,161,183
Capital gain distributions from Underlying Funds	2,100,158	3,282,082	2,918,668
Foreign currency transactions	373	576	—

Net Realized Gain	13,652,541	18,183,031	17,934,862

Change in Net Unrealized Appreciation/Depreciation From Underlying Funds	(8,277,157)	(10,695,583)	(6,627,642)

Net Gain on Investments, Sales of Underlying Funds, Capital Gain Distributions From Underlying Funds and Foreign Currency Transactions	5,375,384	7,487,448	11,307,220
Increase in Net Assets From Operations	$6,198,661	$9,931,110	$17,541,566

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	31

Statements of Changes in Net Assets (For the years ended January 31,)
Legg Mason Partners Variable Lifestyle Allocation 85%	2007	2006

OPERATIONS:
Net investment income	$823,277	$477,467
Net realized gain (loss)	13,652,541	(3,006,817)
Change in net unrealized appreciation/depreciation	(8,277,157)	13,296,054

Increase in Net Assets From Operations	6,198,661	10,766,704

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(848,122)	(411,004)

Decrease in Net Assets From Distributions to Shareholders	(848,122)	(411,004)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	811,062	708,958
Reinvestment of distributions	848,122	411,004
Cost of shares repurchased	(19,118,130)	(17,731,113)

Decrease in Net Assets From Fund Share Transactions	(17,458,946)	(16,611,151)

Decrease in Net Assets	(12,108,407)	(6,255,451)
NET ASSETS:
Beginning of year	94,062,460	100,317,911

End of year *	$81,954,053	$94,062,460

* Includes undistributed net investment income of:	$7,130	$18,118

See Notes to Financial Statements.

32	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Statements of Changes in Net Assets (For the years ended January 31,) (continued)
Legg Mason Partners Variable Lifestyle Allocation 70%	2007	2006

OPERATIONS:
Net investment income	$2,443,662	$2,208,854
Net realized gain (loss)	18,183,031	(6,981,473)
Change in net unrealized appreciation/depreciation	(10,695,583)	17,525,962

Increase in Net Assets From Operations	9,931,110	12,753,343

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(2,463,115)	(2,172,826)

Decrease in Net Assets From Distributions to Shareholders	(2,463,115)	(2,172,826)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	1,103,416	1,260,513
Reinvestment of distributions	2,463,115	2,172,826
Cost of shares repurchased	(27,981,101)	(26,175,812)

Decrease in Net Assets From Fund Share Transactions	(24,414,570)	(22,742,473)

Decrease in Net Assets	(16,946,575)	(12,161,956)
NET ASSETS:
Beginning of year	146,641,927	158,803,883

End of year *	$129,695,352	$146,641,927

* Includes undistributed net investment income of:	$111,003	$113,095

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	33

Statements of Changes in Net Assets (For the years ended January 31,) (continued)
Legg Mason Partners Variable Lifestyle Allocation 50%	2007	2006

OPERATIONS:
Net investment income	$6,234,346	$5,765,784
Net realized gain	17,934,862	3,878,495
Change in net unrealized appreciation/depreciation	(6,627,642)	2,523,158

Increase in Net Assets From Operations	17,541,566	12,167,437

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(6,319,915)	(5,713,269)

Decrease in Net Assets From Distributions to Shareholders	(6,319,915)	(5,713,269)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	5,692,218	6,194,532
Reinvestment of distributions	6,319,915	5,713,269
Cost of shares repurchased	(45,773,006)	(39,761,897)

Decrease in Net Assets From Fund Share Transactions	(33,760,873)	(27,854,096)

Decrease in Net Assets	(22,539,222)	(21,399,928)
NET ASSETS:
Beginning of year	247,469,716	268,869,644

End of year *	$224,930,494	$247,469,716

* Includes undistributed net investment income of:	$355,459	$419,885

See Notes to Financial Statements.

34	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Financial Highlights
For a share of capital stock outstanding throughout each year ended January 31:

Legg Mason Partners Variable Lifestyle Allocation 85%	2007		2006	2005	2004	2003

Net Asset Value, Beginning of Year	$13.46		$12.06	$11.62	$8.07
						$10.72

Income (Loss) From Operations:
Net investment income(1)	0.14		0.06	0.05	0.05	0.04
Net realized and unrealized gain (loss)	0.94		1.40	0.44	3.56	(2.58)

Total Income (Loss) From Operations	1.08		1.46	0.49	3.61	(2.54)

Less Distributions From:
Net investment income	(0.15)		(0.06)	(0.05)	(0.06)	(0.11)

Total Distributions	(0.15)		(0.06)	(0.05)	(0.06)	(0.11)

Net Asset Value, End of Year	$14.39		$13.46	$12.06	$11.62	$8.07

Total Return(2)	8.02%		12.11%	4.18%	44.79%	(23.69)%

Net Assets, End of Year (000s)	$81,954		$94,062	$100,318	$110,156	$86,800

Ratios to Average Net Assets:
Gross expenses(3)	0.38	%(4)	0.35%	0.35%	0.35%	0.35%
Net expenses(3)	0.37	(4)(5)	0.35	0.35 (5)	0.35	0.35
Net investment income	0.97		0.50	0.38	0.50	0.32

Portfolio Turnover Rate	108%		50%	4%	2%	1%

(1)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown.

(3)	The expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
(4)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.35% (Note 10).

(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	35

Financial Highlights (continued)
For a share of capital stock outstanding throughout each year ended January 31:

Legg Mason Partners Variable Lifestyle Allocation 70%	2007		2006	2005	2004		2003

Net Asset Value, Beginning of Year	$10.96		$10.20	$9.98	$7.47		$11.29

Income (Loss) From Operations:
Net investment income(1)	0.22		0.16	0.16	0.15		0.16
Net realized and unrealized gain (loss)	0.66		0.76	0.22	2.51		(2.20)

Total Income (Loss) From Operations	0.88		0.92	0.38	2.66		(2.04)

Less Distributions From:
Net investment income	(0.22)		(0.16)	(0.16)	(0.15)		(1.15)
Net realized gains	—		—	—	—		(0.63)

Total Distributions	(0.22)		(0.16)	(0.16)	(0.15)		(1.78)

Net Asset Value, End of Year	$11.62		$10.96	$10.20	$9.98		$7.47

Total Return(2)	8.06%		9.08%	3.81%	35.66%		(18.04)%

Net Assets, End of Year (000s)	$129,695		$146,642	$158,804	$173,641		$145,783

Ratios to Average Net Assets:
Gross expenses(3)	0.38	% (4)	0.35%	0.35%	0.35%		0.35%
Net expenses(3)	0.37	(4)(5)	0.35	0.35 (5)	0.35		0.35
Net investment income	1.82		1.47	1.54	1.67		1.66

Portfolio Turnover Rate	123%		53%	5%	0	%(6)	3%

(1)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown.

(3)	The expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
(4)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.35% (Note 10).

(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Amount represents less than 1%.

See Notes to Financial Statements.

36	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Financial Highlights (continued)
For a share of capital stock outstanding throughout each year ended January 31:

Legg Mason Partners Variable Lifestyle Allocation 50%	2007		2006	2005	2004		2003

Net Asset Value, Beginning of Year	$12.00		$11.71	$11.54	$9.59		$11.02

Income (Loss) From Operations:
Net investment income(1)	0.35		0.28	0.28	0.30		0.34
Net realized and unrealized gain (loss)	0.62		0.29	0.17	1.93		(1.04)

Total Income (Loss) From Operations	0.97		0.57	0.45	2.23		(0.70)

Less Distributions From:
Net investment income	(0.36)		(0.28)	(0.28)	(0.28)		(0.70)
Return of capital	—		—	—	—		(0.03)

Total Distributions	(0.36)		(0.28)	(0.28)	(0.28)		(0.73)

Net Asset Value, End of Year	$12.61		$12.00	$11.71	$11.54		$9.59

Total Return(2)	8.09%		4.87%	3.88%	23.35%		(6.21)%

Net Assets, End of Year (000s)	$224,930		$247,470	$268,870	$272,629		$241,899

Ratios to Average Net Assets:
Gross expenses(3)	0.37	%(4)	0.35%	0.35%	0.35%		0.35%
Net expenses(3)	0.37	(4)(5)	0.35	0.35 (5)	0.35		0.35
Net investment income	2.69		2.24	2.36	2.76		2.51

Portfolio Turnover Rate	96%		48%	17%	0	%(6)	7%

(1)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown.

(3)	The expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
(4)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.35% (Note 10).

(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Amount represents less than 1%.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	37

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

Legg Mason Partners Variable Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), Legg Mason Partners Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”) and Legg Mason Partners Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”) (formerly known as High Growth Portfolio, Growth Portfolio and Balanced Portfolio, respectively) (the “Funds”) are separate investment funds of Legg Mason Partners Lifestyle Series, Inc. (formerly known as Smith Barney Allocation Series Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company and consists of these Funds and six other funds. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Funds are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including the affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value

38	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Notes to Financial Statements (continued)

of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	39

Notes to Financial Statements (continued)

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

Fund		Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital

Lifestyle Allocation 85%	(a)	$13,484	—	$(13,484)
	(b)	373	$(373)	—

Lifestyle Allocation 70%	(a)	16,785	—	(16,785)
	(b)	576	(576)	—

Lifestyle Allocation 50%	(a)	21,143	—	(21,143)

(a)	Reclassifications are primarily due to book/tax differences in the treatment of various items.
(b)	Reclassifications are primarily due to foreign currency transactions treated as ordinary income for tax purposes.
2.	Investment Management Agreement and Other Transactions with Affiliates

Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”), a whollyowned subsidiary of Legg Mason, acted as the investment manager of the Funds. Under the investment management agreement, each Fund paid an investment management fee calculated daily and paid monthly, at an annual rate of 0.35% of each Fund’s average daily net assets. From this fee, all other expenses, excluding certain non-recurring restructuring fees, were paid by the manager.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Funds’ investment manager and ClearBridge Advisors, LLC (“ClearBridge”), formerly known as CAM North America, LLC (“CAM N.A.”), became the Funds’ subadviser. The portfolio manager who is responsible for the day-to-day management of the Funds remained the same immediately prior to and immediately after the date of these changes. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason.

Effective April 30, 2007, Legg Mason Global Asset Allocation, LLC (“LMGAA”) will become each portfolio’s subadviser.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Funds, except, in certain cases, for the management of cash and short-term instruments. The Funds’ investment management fee remains unchanged. For its services, LMPFA pays ClearBridge 70% of the net management fee that it receives from the Funds.

In addition, the Funds indirectly paid management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and administrative fees ranged from 0.41% to 1.00% of the average daily net assets of the Underlying Funds.

40	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Notes to Financial Statements (continued)

During the year ended January 31, 2007, the Funds were reimbursed for expenses in the amount of $7,203, $10,571 and $17,159 for Lifestyle Allocation 85%, Lifestyle Allocation 70% and Lifestyle Allocation 50%, respectively.

Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”) serve as distributors of the Funds. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

Certain officers and one Director of the Company are employees of Legg Mason or its affiliates and do not receive compensation from the Company.

3.	Investments

During the year ended January 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales

Lifestyle Allocation 85%	$ 92,101,964	$107,624,225

Lifestyle Allocation 70%	165,804,534	186,964,814

Lifestyle Allocation 50%	222,921,324	252,843,315

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Lifestyle Allocation 85%	$11,938,422	$ (25,755)	$11,912,667

Lifestyle Allocation 70%	9,357,012	(105,847)	9,251,165

Lifestyle Allocation 50%	8,209,019	(339,818)	7,869,201

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	41

Notes to Financial Statements (continued)

4.	Capital Shares

At January 31, 2007, the Company had 6.1 billion shares of capital stock authorized with a par value of $0.001 per share.

Transactions in shares of each Fund were as follows:

	Year Ended January 31, 2007	Year Ended January 31, 2006

Lifestyle Allocation 85%
Shares sold	59,233	56,801
Shares issued on reinvestment	59,990	31,422
Shares repurchased	(1,415,501)	(1,418,977)

Net Decrease	(1,296,278)	(1,330,754)

Lifestyle Allocation 70%
Shares sold	99,550	121,031
Shares issued on reinvestment	215,813	202,652
Shares repurchased	(2,534,239)	(2,506,180)

Net Decrease	(2,218,876)	(2,182,497)

Lifestyle Allocation 50%
Shares sold	466,779	525,577
Shares issued on reinvestment	507,228	479,903
Shares repurchased	(3,761,145)	(3,347,409)

Net Decrease	(2,787,138)	(2,341,929)

5.	Paid-in-Kind Redemptions

During the year ended January 31, 2007, Lifestyle Allocation 85% and Lifestyle Allocation 70% received securities in lieu of cash proceeds from the following Underlying Funds to satisfy redemptions:

Legg Mason Partners Funds, Inc. — Legg Mason Partners Large Cap Value Fund

Legg Mason Partners Small Cap Core Fund, Inc.

During the year ended January 31, 2007, Lifestyle Allocation 50% received securities in lieu of cash proceeds from the following Underlying Fund to satisfy redemptions:

Legg Mason Partners Investment Series — Legg Mason Partners Growth and Income Fund

Subsequently, the securities were sold. The income, realized capital gains and losses, and currency gains and losses from these securities sales are noted in the statements of operations.

6.	Income Tax Information and Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended January 31, 2007 was as follows:

	Lifestyle Allocation 85%	Lifestyle Allocation 70%	Lifestyle Allocation 50%

Distributions paid from:
Ordinary Income	$848,122	$2,463,115	$6,319,915

42	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended January 31, 2006 was as follows:

	Lifestyle Allocation 85%	Lifestyle Allocation 70%	Lifestyle Allocation 50%

Distributions paid from:
Ordinary Income	$411,004	$2,172,826	$5,713,269

As of January 31, 2007, the components of accumulated earnings on a tax basis were as follows:

	Lifestyle Allocation 85%		Lifestyle Allocation 70%		Lifestyle Allocation 50%

Undistributed ordinary income – net	$12,795		$120,036		$371,076
Undistributed long-term capital gains – net	5,093,948		1,984,911		1,259,733

Total undistributed earnings	$5,106,743		$2,104,947		$1,630,809

Capital loss carry forward*	$(23,887,654)		$(32,414,956)		$(1,156,413)
Other book/tax temporary differences	(5,665	)(a)	(9,033	)(a)	(15,617	)(a)
Unrealized appreciation/(depreciation)	$11,912,935	(b)	9,251,578	(b)	7,869,201	(b)

Total accumulated earnings/(losses) – net	$(6,873,641)		$(21,067,464)		$8,327,980

(a)	Other book/tax temporary differences are attributable primarily to differences in the book/tax treatment of various items.
(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
*

During the taxable year ended January 31, 2007, Lifestyle Allocation 85% utilized $8,357,517, Lifestyle Allocation 70% utilized $14,734,572 and Lifestyle Allocation 50% utilized $16,255,348, of each of their respective capital loss carryforward available from prior years. As of January 31, 2007, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Lifestyle Allocation 85%	Lifestyle Allocation 70%	Lifestyle Allocation 50%

1/31/2011	$(5,207,201)	—	—
1/31/2012	(14,280,412)	$(18,925,754)	—
1/31/2013	(3,119,343)	(10,439,486)	$(1,156,413)
1/31/2014	(1,280,698)	(3,049,716)	—

	$(23,887,654)	$(32,414,956)	$(1,156,413)

These amounts will be available to offset any future taxable capital gains, subject to an annual limitation of $4,104,268 for Lifestyle Allocation 85% and $6,521,742 for Lifestyle Allocation 70% resulting from an ownership change the Funds experienced in the prior year.

7. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM, the Fund’s prior investment manager and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	43

Notes to Financial Statements (continued)

business unit that, at the time, included the Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Funds’ Board selected a new transfer agent for the Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Funds’ manager does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

44	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Notes to Financial Statements (continued)

8. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Funds’ manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Funds’ manager and its affiliates to continue to render services to the Funds under their respective contracts.

*  *  *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	45

Notes to Financial Statements (continued)

cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

9. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Funds’ manager believes that this matter is not likely to have a material adverse effect on the Funds.

10. Special Shareholder Meeting

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. As noted in the proxy materials, Legg Mason will pay for a portion of the costs related to these initiatives. The portion of the costs that is borne by the Funds will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Funds and reflected in the Statement of Operations are deemed extraordinary and are not subject to each Fund’s investment management agreement under which the manager agreed to bear all operating expenses other than the

46	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Notes to Financial Statements (continued)

management fees and any extraordinary expenses of the Funds. See also “Additional Shareholder Information” at the end of this report.

11. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for the Funds will be February 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Funds has determined that adopting FIN 48 will not have a material impact on the Funds’ financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report	47

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders

Legg Mason Partners Lifestyle Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Legg Mason Partners Variable Lifestyle Allocation 85% (formerly Select High Growth Portfolio), Legg Mason Partners Variable Lifestyle Allocation 70% (formerly Select Growth Portfolio) and Legg Mason Partners Variable Lifestyle Allocation 50% (formerly Select Balanced Portfolio), each a series of Legg Mason Partners Lifestyle Series, Inc. (formerly Smith Barney Allocation Series Inc.), as of January 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Legg Mason Partners Variable Lifestyle Allocation 85%, Legg Mason Partners Variable Lifestyle Allocation 70% and Legg Mason Partners Variable Lifestyle Allocation 50%, as of January 31, 2007, and the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 26, 2007

48	Legg Mason Partners Lifestyle Series, Inc. 2007 Annual Report

Additional Information (unaudited)

Information about Directors and Officers

The business and affairs of Legg Mason Partners Lifestyle Series, Inc. (formerly known as Smith Barney Allocation Series Inc.) (the “Company”) are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Company is set forth below. The Statement of Additional Information includes additional information about Company Directors and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at 1-800-451-2010.

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director

Non-Interested Directors:
Walter E. Auch 6001 N. 62nd Place Paradise Valley, AZ 85253 Birth Year: 1921	Director	Since 2005	Retired	13	Director, Nicholas Applegate Funds; Director UBS Funds; Director, US Bancorp Advisory Group; Trustee, Consulting Group Capital Markets Funds
H. John Ellis 858 East Crystal Downs Drive Frankfort, MI 49635 Birth Year: 1927	Director	Since 1996	Retired	13	Trustee, Consulting Group Capital Markets Funds
Armon E. Kamesar 7328 Country Club Drive La Jolla, CA 92037 Birth Year: 1927	Director	Since 1995	Chairman, TEC International; Trustee, US Bankruptcy Court	13	Trustee, Consulting Group Capital Markets Funds
Stephen E. Kaufman Stephen E. Kaufman PC Co. 277 Park Avenue, 47th Floor New York, NY 10172 Birth Year: 1932	Director	Since 1995	Attorney	36	Trustee, Consulting Group Capital Markets Funds
John J. Murphy 123 Prospect Street Ridgewood, NJ 07450 Birth Year: 1944	Director	Since 2002	President, Murphy Capital Management	13	Director, Nicholas Applegate Funds; Trustee Consulting Group Capital Markets Funds

Legg Mason Partners Lifestyle Series, Inc.	49

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director

Interested Director:
R. Jay Gerken, CFA** Legg Mason & Co., LLC (“Legg Mason”) 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Legg Mason; President and Chief Executive Officer of Legg Mason Partners Fund Advisors, LLC (“LMPFA”) (Since 2006); President and Chief Executive Officer of Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Legg Mason; Formerly, Chairman of SBFM and CFM (from 2002 to 2006); Formerly, Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (from 2002 to 2005)	162	None
Officers:
Robert J. Brault Legg Mason 125 Broad Street, 11th Floor New York, NY 10004 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2004

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Director of Internal Control for CAM U.S. Mutual Fund Administration (from 2002 to 2004); Director of Project Management & Information Systems for CAM U.S. Mutual Fund Administration (from 2000 to 2002)

				N/A	N/A
Steven Bleiberg ClearBridge Advisors, LLC (“Clearbridge”) 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1959	Vice President and Investment Officer	Since 2003	Managing Director of Legg Mason or its predecessors; Managing Director and Chairman of the Global Equity Strategy Group, Credit Suisse Asset Management (from 1991 to 2003)	N/A	N/A

50	Legg Mason Partners Lifestyle Series, Inc.

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director

Andrew Purdy Clearbridge 100 First Stamford Place, 7th Floor Stamford, CT 06902 Birth Year: 1969	Vice President and Investment Officer	Since 2001	Director of Legg Mason (from 2005-present); Vice President of Legg Mason or its predecessors (from 2000 to 2005)	N/A	N/A
Ted P. Becker Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1951	Chief Compliance Officer	Since 2006

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Managing Director of Compliance at Legg Mason or its predecessor (from 2002-2005); Prior to 2002, Managing Director — Internal Audit & Risk Review at Citigroup Inc.

				N/A	N/A
John Chiota Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1968	Chief Anti-Money Laundering Compliance Officer	Since 2006

Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

				N/A	N/A
Robert I. Frenkel Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessor (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)

				N/A	N/A
*	Each Director and officer serves until his or her successor has been duly elected and qualified.
**	Mr. Gerken is an “interested person” of the Funds as defined in the Investment Company Act of 1940, as amended, because

Mr. Gerken is an officer of LMPFA and certain of its affiliates.

Legg Mason Partners Lifestyle Series, Inc.	51

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders on a Company Level

On December 11, 2006, a Special Meeting of Shareholders was held to elect Board Members. The following table provides the number of votes cast for or withheld, as well as the number of abstentions as to the matter voted on at the Special Meeting of Shareholders.

Election of Board Members†
Nominees	Votes For	Authority Withheld	Abstentions
Paul R Ades	91,703,284.605	2,112,343.302	0.000
Andrew L. Breech	91,746,141.458	2,069,486.449	0.000
Dwight B. Crane	91,638,924.764	2,176,703.143	0.000
Robert M. Frayn, Jr.	91,629,080.458	2,186,547.449	0.000
Frank G. Hubbard	91,605,558.105	2,210,069.802	0.000
Howard J. Johnson	91,647,712.243	2,167,915.664	0.000
David E. Maryatt	91,646,455.141	2,169,172.766	0.000
Jerome H. Miller	91,707,641.943	2,107,985.964	0.000
Ken Miller	91,775,467.386	2,040,160.521	0.000
John J. Murphy	91,696,255.910	2,119,371.997	0.000
Thomas T. Schlafly	91,788,519.209	2,027,108.698	0.000
Jerry A. Viscione	91,732,218.902	2,083,409.005	0.000
R. Jay Gerken, CFA	91,646,127.605	2,169,500.302	0.000
†	Board Members are elected by the shareholders of all of the series of the Company of which each Fund is a series.

52	Legg Mason Partners Lifestyle Series, Inc.

Additional Shareholder Information (unaudited) (continued)

Results of a Special Meeting of Shareholders on a Fund Level

On December 11, 2006, a Special Meeting of Shareholders was held to revise fundamental investment policies of the Funds. The following tables provide the number of votes cast for or against, as well as the number of abstentions as to the matter voted on at the Special Meeting of Shareholders.

Revise Fundamental Investment Policies

Legg Mason Partners Variable Lifestyle Allocation 85%
Items Voted On	Votes For	Votes Against	Abstentions
Borrowing Money	11,135,535.634	175,057.070	367,778.978
Underwriting	11,167,290.662	148,509.948	362,571.072
Lending	11,090,248.092	172,659.463	415,464.127
Issuing Senior Securities	11,112,319.828	144,053.334	421,998.520
Real Estate	11,143,923.492	118,119.975	416,328.215
Commodities	11,137,399.674	170,918.803	370,053.205
Converting Investment Objective from
Fundamental to Non-Fundamental	11,136,873.191	165,166.377	376,332.114
Legg Mason Partners Variable Lifestyle Allocation 70%
Items Voted On	Votes For	Votes Against	Abstentions
Borrowing Money	5,814,435.187	74,474.285	106,749.846
Underwriting	5,817,174.796	73,769.887	104,714.635
Lending	5,828,348.691	125,023.162	42,287.465
Issuing Senior Securities	5,815,310.680	78,364.723	101,983.915
Real Estate	5,842,734.638	76,909.218	76,015.462
Commodities	5,833,686.419	85,957.437	76,015.462
Converting Investment Objective from
Fundamental to Non-Fundamental	5,794,839.018	147,217.096	53,603.204
Legg Mason Partners Variable Lifestyle Allocation 50%
Items Voted On	Votes For	Votes Against	Abstentions
Borrowing Money	17,768,910.960	286,709.847	243,647.401
Underwriting	17,786,873.824	234,685.008	277,708.512
Lending	17,633,238.081	320,466.911	345,562.352
Issuing Senior Securities	17,695,466.596	188,275.109	415,525.639
Real Estate	17,769,418.763	171,059.694	358,788.887
Commodities	17,655,611.444	286,185.145	357,470.755
Converting Investment Objective from
Fundamental to Non-Fundamental	17,659,696.666	323,816.523	315,754.155

Legg Mason Partners Lifestyle Series, Inc.	53

Important Tax Information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended January 31, 2007:

	Lifestyle Allocation 85%		Lifestyle Allocation 70%		Lifestyle Allocation 50%
Record Date:	6/22/2006	12/28/2006	6/22/2006	12/28/2006	6/22/2006	12/28/2006
Payable Date:	6/23/2006	12/29/2006	6/23/2006	12/29/2006	6/23/2006	12/29/2006
Dividends Qualifying for the
Dividends Received Deduction for Corporations	71.06%	39.53%	25.05%	24.60%	18.20%	18.11%

Please retain this information for your records.

54	Legg Mason Partners Lifestyle Series, Inc.

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  Legg Mason Partners

Lifestyle Series, Inc.

DIRECTORS	INVESTMENT MANAGER
Walter E. Auch	Legg Mason Partners Fund
H. John Ellis	Advisor, LLC
R. Jay Gerken, CFA
Chairman	SUBADVISER
Armon E. Kamesar	ClearBridge Advisors, LLC
Stephen E. Kaufman
John J. Murphy	DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC
PFS Investments Inc.

CUSTODIAN
State Street Bank and Trust
Company

TRANSFER AGENT
PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Lifestyle Series, Inc. – Legg Mason Partners Variable Lifestyle Allocation 85%, Legg Mason Partners Variable Lifestyle Allocation 70% and Legg Mason Partners Variable Lifestyle Allocation 50%.

This report must be preceded or accompanied by a free prospectus. Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about each Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason
Investor Services, LLC
Member NASD, SIPC

FD01436 3/07                     SR07-293

Legg Mason Partners
Lifestyle Series, Inc.

Legg Mason Partners Variable
    Lifestyle Allocation 85%

Legg Mason Partners Variable
    Lifestyle Allocation 70%

Legg Mason Partners Variable
    Lifestyle Allocation 50%

The Funds are separate investment funds of Legg Mason Partners Lifestyle Series, Inc., a Maryland corporation.

LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling
1-800-451-2010, (2) on the Funds’ website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Armon E. Kamesar, the Chairman of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Kamesar as the Audit Committee’s financial expert. Mr. Kamesar is an “independent” Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2006 and January 31, 2007 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $122,200 in 2006 and $136,000 in 2007.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Lifestyle Series, Inc. (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2006 and $24,800 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Lifestyle Series, Inc.

All Other Fees. There were no other non-audit services rendered by the Auditor to Smith Barney Fund Management LLC (“SBFM”), and any entity controlling, controlled by or under common control with SBFM that provided ongoing services to Legg Mason Partners Lifestyle Series, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Investment Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2006 and 2007; Tax Fees were 100% and 0% for 2006 and 2007; and Other Fees were 100% and 0% for 2006 and 2007.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Lifestyle Series, Inc. and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Legg Mason Partners Lifestyle Series, Inc. during the reporting period were $0 in 2007.

(h) Yes. Legg Mason Partners Lifestyle Series, Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Lifestyle Series, Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULES OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.
(a) (1)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Lifestyle Series, Inc.
By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer of Legg Mason Partners Lifestyle Series, Inc.

Date:	April 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Lifestyle Series, Inc.

Date:	April 5, 2007

By:	/s/ Robert J. Brault
(Robert J. Brault) Chief Financial Officer of Legg Mason Partners Lifestyle Series, Inc.

Date:	April 5, 2007